CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenues
Total operating revenues		$ 2,195	$ 2,996	$ 2,465	$ 2,165	$ 1,992	$ 2,960	$ 2,461	$ 2,065	$ 9,821	$ 9,478	$ 9,074
Operating Costs and Expenses
Cost of operations										7,303	7,108	6,886
Depreciation and amortization										373	421	596
Impairment losses										5	99	1,534
Selling, general and administrative										827	799	836
Reorganization costs										23	90	44
Development costs										7	11	22
Total operating costs and expenses										8,538	8,528	9,918
Other income - affiliate	$ 84									0	0	87
Gain on sale of assets										7	32	16
Operating Income/(Loss)		209	540	320	221	49	398	174	361	1,290	982	(741)
Other Income/(Expense)
Equity in earnings/(losses) of unconsolidated affiliates										2	9	(14)
Impairment losses on investments										(108)	(15)	(79)
Other income, net										66	18	51
Loss on debt extinguishment, net										(51)	(44)	(49)
Interest expense										(413)	(483)	(557)
Total other expense										(504)	(515)	(648)
Income/(Loss) from Continuing Operations Before Income Taxes										786	467	(1,389)
Income tax (benefit)/expense										(3,334)	7	(44)
Income/(Loss) from Continuing Operations		3,463	374	189	94	(93)	287	27	238	4,120	460	(1,345)
Income/(loss) from discontinued operations, net of income tax		(78)	(2)	13	388	80	(336)	69	(5)	321	(192)	(992)
Net Income/(Loss)		3,385	372	202	482	(13)	(49)	96	233	4,441	268	(2,337)
Less: Net income/(loss) attributable to noncontrolling interest and redeemable interests		$ 2	$ 0	$ 1	$ 0	$ (2)	$ 23	$ 24	$ (46)	3	0	(184)
Net Income/(Loss) Attributable to NRG Energy, Inc.										$ 4,438	$ 268	$ (2,153)
Earnings/(Loss) Per Share Attributable to NRG Energy, Inc. Common Stockholders
Weighted average number of common shares outstanding — basic (in shares)		251,000,000	254,000,000	265,000,000	278,000,000	289,000,000	299,000,000	310,000,000	318,000,000	262,000,000	304,000,000	317,000,000
Income/(loss) from continuing operations per weighted average common share —basic (in usd per share)										$ 15.71	$ 1.51	$ (3.66)
Income/(loss) from discontinued operations per weighted average common share — basic (in usd per share)		$ (0.31)	$ (0.01)	$ 0.05	$ 1.39	$ 0.28	$ (1.12)	$ 0.22	$ (0.02)	1.23	(0.63)	(3.13)
Net Income/(Loss) per Weighted Average Common Share - Basic (in usd per share)		$ 13.48	$ 1.46	$ 0.76	$ 1.73	$ (0.04)	$ (0.24)	$ 0.23	$ 0.88	$ 16.94	$ 0.88	$ (6.79)
Weighted average number of common shares outstanding — diluted (in shares)		253,000,000	256,000,000	267,000,000	280,000,000	289,000,000	299,000,000	314,000,000	322,000,000	264,000,000	308,000,000	317,000,000
Income/(loss) from continuing operations per weighted average common share — diluted (in usd per share)										$ 15.59	$ 1.49	$ (3.66)
Income/(loss) from discontinued operations per weighted average common share — diluted (in usd per share)		$ (0.31)	$ (0.01)	$ 0.05	$ 1.38	$ 0.28	$ (1.12)	$ 0.22	$ (0.02)	1.22	(0.62)	(3.13)
Net Income/(Loss) per Weighted Average Common Share - Diluted (in usd per share)		$ 13.37	$ 1.45	$ 0.75	$ 1.72	$ (0.04)	$ (0.24)	$ 0.23	$ 0.87	$ 16.81	$ 0.87	$ (6.79)